ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Titan Environmental Solutions Inc., formerly known as TraQiQ, Inc. (“Titan” or along with its wholly-owned subsidiaries, referred to herein as the “Company”), is engaged in the full-service solution of waste management. Effective January 10, 2024, the Company redomiciled from a California corporation into a Nevada corporation (the “redomicile”). As a result of the redomicile, the Company’s name was changed from TraQiQ, Inc. (“TraQiQ”) to Titan Environmental Solutions Inc.

The Company is based out of Bloomfield Hills, Michigan and offers a comprehensive package of waste reduction, collection, recycling, and technology-enabled solutions to support customer demand. The Company operates two distinct lines of business. The Company’s trucking business provides waste and recycling collection and transportation services for industrial generators, commercial contractors and transfer station operators in Michigan, performed by the Company’s wholly-owned subsidiaries, Titan Trucking, LLC (“Titan Trucking”) and Standard Waste Services. LLC (“Standard”). The Company’s digester business is conducted by its wholly-owned subsidiary Recoup Technologies, Inc. (“Recoup”), which provides technology-enabled solutions for food waste processing, including onsite digestors for food waste along with cloud-based software tracking and analytics solutions.

On May 19, 2023, the Company completed its acquisition of Titan Trucking and Titan Trucking’s wholly owned subsidiary, Senior Trucking, LLC (“Senior”). In accordance with ASC 805 - Business Combinations (“ASC 805”), the transaction was treated as a reverse acquisition for financial reporting purposes, with the Company treated as the legal acquirer and Titan Trucking treated as the accounting acquirer. The Company remains the continuing registrant and reporting company. Accordingly, the historical financial and operating data of the Company, which covers periods prior to the closing date of the Titan Merger, reflects the assets, liabilities, and results of operations for Titan Trucking and does not reflect the assets, liabilities and results of operations of the Company for the periods prior to May 19, 2023 (Note 3 – Business Combinations).

On July 28, 2023, the Company, its wholly-owned subsidiary TraQiQ Solutions, Inc (“Ci2i”), and Ajay Sikka (“Sikka”), a director of the Company and its former chief executive officer, signed an Assignment of Stock Agreement (the “Assignment Agreement”). Under the terms of the Assignment Agreement, the Company assigned and transferred to Sikka all of the rights, title, and interests in the issued and outstanding equity interests of Ci2i in exchange for consideration of $1. The Company additionally assumed from Ci2i loans and short term debts valued at $209,587 plus fees and interest. Other than the liabilities assumed from Ci2i, the balance sheet amounts and operations of Ci2i as of the date of sale were insignificant.

On May 31, 2024, the Company completed its acquisition of Standard. In accordance with ASC 805, the transaction was treated as a business combination (Note 3 – Business Combinations).

Change in Equity Instruments and Share Authorizations Due to Redomicile

As a result of the redomicile, each share of TraQiQ’s’s common stock issued and outstanding immediately prior to the redomicile was exchanged for one share of Titan’s common stock. Additionally, each share of the TraQiQ Series C Convertible Preferred Stock issued and outstanding immediately prior to the effective time of the redomicile was exchanged for one share of Series A Convertible Preferred Stock of the Nevada corporation (the “Series A Preferred Stock”), which has substantially the same rights and preferences as the TraQiQ Series C Preferred Stock. Each of TraQiQ’s Series A Rights to Receive Common Stock issued and outstanding immediately prior to the redomicile was exchanged for one Series A Right to Receive Common Stock of Titan, which has substantially the same rights and preferences as the TraQiQ Series A Rights to Acquire Common Stock. Each of the TraQiQ Series B Rights to Receive Common Stock issued and outstanding immediately prior to the redomicile was exchanged for one Series B Right to Receive Common Stock of Titan, which has substantially the same rights and preferences as the TraQiQ Series B Rights to Acquire Common Stock.

As a result of the redomicile, all of TraQiQ’s outstanding warrants were assumed by Titan and now represent warrants to acquire shares of Titan’s common stock. The redomicile increased the Company’s authorized capital stock to 425,000,000 shares, of which 400,000,000 shares are designated as common stock, par value $0.0001 per share, and 25,000,000 shares of “blank check” preferred stock, par value $0.0001 per share, of which 630,900 shares were designated “Series A Convertible Preferred Stock”. In connection with the redomicile, the Company also adopted the “Titan Environmental Solutions Inc. 2023 Equity Incentive Plan.”

Going Concern

The Company’s consolidated financial statements as of June 30, 2024 and December 31, 2023 are prepared using accounting principles generally accepted in the United States of America (“GAAP”), which contemplates continuation of the Company as a going concern. This contemplates the realization of assets and liquidation of liabilities in the ordinary course of business.

For the six months ended June 30, 2024, the Company had a net loss of $4,612,913. The working capital of the Company was a deficit of $15,065,882 as of June 30, 2024 (deficit of $10,935,108 as of December 31, 2023). As a result of these factors, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date that the consolidated financial statements are issued. The Company’s consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include raising capital through issuances of equity and debt securities and minimizing operating expenses of the business to improve the Company’s cash burn rate. The Company has been successful in attracting substantial capital from investors interested in the current public status of the Company that has been used to support its ongoing cash outlays. This includes $1.4 million in notes payable, $4.2 million raised in an offering of Series B Preferred Stock, less offering costs of $290,390, and $2,653,105 of warrants during the six months ended June 30, 2024. The Company believes, but cannot guarantee, it will continue to be able to attract capital from outside sources as it pursues a move to a national stock exchange. The Company has engaged a qualified investment bank to assist in the potential uplisting of its common stock and simultaneous raise of capital. In addition, the Company’s revenue continues to grow and management expects the Company to shrink its net losses over the upcoming quarters through organic and acquisitive growth. The Company has identified a plan to decrease expenses going forward to reduce its cash burn.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Titan Environmental Solutions Inc., formerly known as TraQiQ, Inc., (“Titan” or along with its wholly owned subsidiaries, referred to herein as the “Company”) is engaged in the full-service solution of waste management. As a result of a Merger Agreement with a wholly-owned subsidiary, the Company (at the time, TraQiQ, Inc., a California corporation) merged with and into Titan Environmental Solutions Inc., a Nevada corporation (the “reincorporation”). Titan was the surviving entity of the reincorporation which was effective January 10, 2024. Please see Note 20 – Subsequent Events for more information.

The Company is based out of Bloomfield Hills, Michigan and offers a comprehensive package of waste reduction, collection, recycling, and technology-enabled solutions to support customer demand. The Company operates two distinct lines of business. The Company’s wholly-owned subsidiary, Titan Trucking, LLC (“Titan Trucking”), is a non-hazardous solid waste management company providing waste and recycling collection and transportation services for industrial generators, commercial contractors and transfer station operators in Michigan. Titan Trucking maintains a fleet of roll off and tractor trailer trucks to perform its services. The Company’s wholly-owned subsidiary Recoup Technologies, Inc. (“Recoup”), provides technology-enabled solutions for food waste processing, including onsite digestors for food waste along with cloud-based software tracking and analytics solutions.

On May 19, 2023, the Company completed its acquisition of Titan Trucking and Titan Trucking’s wholly owned subsidiary, Senior Trucking, LLC (“Senior”). In accordance with ASC 805 - Business Combinations (“ASC 805”), the transaction was treated as a reverse acquisition for financial reporting purposes, with Titan treated as the legal acquirer and Titan Trucking treated as the accounting acquirer. Titan remains the continuing registrant and reporting company. Accordingly, the historical financial and operating data of the Company, which covers periods prior to the closing date of the Titan Merger, reflects the assets, liabilities, and results of operations for Titan Trucking and does not reflect the assets, liabilities and results of operations of Titan for the periods prior to May 19, 2023 (Note 3 – Business Combinations).

On July 28, 2023, the Company, its wholly owned subsidiary TraQiQ Solutions, Inc (“Ci2i”), and Ajay Sikka (“Sikka”), a director of the Company and its former chief executive officer, signed an Assignment of Stock Agreement (the “Assignment Agreement”). Under the terms of the Assignment Agreement, the Company assigned and transferred to Sikka all of the rights, title, and interests in the issued and outstanding equity interests of Ci2i in exchange for consideration of $1. The Company additionally assumed from Ci2i loans and short term debts valued at $209,587 plus fees and interest. Other than the liabilities assumed from Ci2i, the balance sheet amounts and operations of Ci2i as of the date of sale were insignificant.

March 31, 2023 Consolidated Financial Statements

In connection with the preparation of the Company’s condensed consolidated financial statements reported in the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2023, (collectively, “the second quarter financial statements”), the Company identified errors in its previously-issued condensed consolidated financial statements as of and for the period ended March 31, 2023. Management determined that these condensed consolidated financial statements incorrectly accounted for the January 5, 2023, acquisition of the Recoup digester business assets as a business combination instead of as an asset acquisition under the guidance enumerated in FASB ASC 805. The result of the change was to remove goodwill previously recorded ($7.2 million) as part of the transaction and allocate that value to the intellectual property intangible asset. The Company also determined that the Black-Scholes model used to previously value the derivative liability was not appropriate and subsequently utilized a Monte Carlo pricing model, to more appropriately reflect the variability in the derivative. This resulted in a $112 million reduction of the derivative liability at March 31, 2023. The Company’s management and the Company’s Board of Directors concluded that due to the correction of the errors that were discovered, the previously issued unaudited condensed consolidated financial statements and other financial information contained in the Company’s Quarterly Reports on Forms 10-Q for the fiscal period ended March 31, 2023 should no longer be relied upon.

The Company’s acquisition of Titan Trucking on May 19, 2023 (Note 3 – Business Combinations) (the “Titan Merger”) was treated as a reverse acquisition under ASC 805 for financial reporting purposes, with Titan as the legal acquirer and Titan Trucking as the accounting acquirer. Titan Trucking’s historical consolidated financial statements have replaced Titan’s historical consolidated financial statements with respect to periods prior to the completion of the Titan Merger. Therefore, management believes the accounting errors identified do not impact the historical consolidated financial statements presented herein.

Going Concern

The Company’s consolidated financial statements as of December 31, 2023 and December 31, 2022 are prepared using accounting principles generally accepted in the United States of America (“GAAP”), which contemplates continuation of the Company as a going concern. This contemplates the realization of assets and liquidation of liabilities in the ordinary course of business.

For the year ended December 31, 2023, the Company had a net loss of $149,005,049. The working capital of the Company was a deficit of $10,935,108 as of December 31, 2023 (deficit of $1,106,879 as of December 31, 2022). The December 31, 2023 working capital deficiency includes $2,307,090 of principal repayments from the Michaelson Note due by June 30, 2024; the Company currently does not have sufficient funds to repay this debt. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after that date that the consolidated financial statements are issued.

Management’s plans include raising capital through issuances of equity and debt securities, and minimizing operating expenses of the business to improve the Company’s cash burn rate. On July 17, 2023, the Company converted $1,944,000 of principal and $75,263 of accrued interest related to its outstanding convertible note payables into Series A rights to receive common stock (“Series A Rights”), resulting in the extinguishment of almost all of the Company’s convertible note embedded derivative liabilities. In addition, the Company has been successful in attracting substantial capital from investors interested in the current public status of the Company that has been used to support its ongoing cash outlays. This includes $2,595,000 of convertible notes during the year ended December 31, 2023 (Note 10 - Convertible Notes Payable). The Company believes, but cannot guarantee, it will continue to be able to attract capital from outside sources as it pursues a move to a national stock exchange. The Company has engaged a qualified investment bank to assist in the uplisting of its common stock and simultaneous raise of capital. In addition, the Company’s revenue continues to grow and management expects the Company to shrink its net losses over the upcoming quarters through organic and acquisitive growth. The Company has identified a plan to decrease expenses going forward to reduce its cash burn.

As a result of these factors, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date the consolidated financial statements are issued. The Company’s consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.